Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Losses [Abstract]
Accumulated other comprehensive losses
17	Accumulated other comprehensive losses

	Balance as of January 1, 2024	Other comprehensive loss, net	Balance as of December 31, 2024
	RMB	RMB	RMB
Foreign currency translation adjustment	(9,344,881)	524,148	(8,820,732)
Total	(9,344,881)	524,148	(8,820,732)

	Balance as of January 1, 2025	Other comprehensive income, net	Balance as of December 31, 2025
	RMB	RMB	RMB
Foreign currency translation adjustment	(8,820,732)	(4,739,930)	(13,560,642)
Total	(8,820,732)	(4,739,910)	(13,560,642)